INVENTORIES - Schedule of Inventory, Current (Details) - Athena Technology Solutions Holdings, LLC - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory [Line Items]
Parts and raw materials	$ 2,440	$ 2,224	$ 3,076
Work in progress	3,661	1,910	5,939
Total inventories	$ 6,101	$ 4,134	$ 9,015